							  File Number: 333-62166
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933

                                                               February 1, 2014


                            PIONEER GLOBAL HIGH YIELD FUND


SUPPLEMENT TO THE MARCH 1, 2013 PROSPECTUS, AS IN EFFECT AND AS
                       MAY BE AMENDED FROM TIME TO TIME


FUND SUMMARY

The following replaces the corresponding information under the heading "Management" in the section entitled "Fund Summary":


MANAGEMENT



PORTFOLIO MANAGEMENT   Andrew Feltus (lead portfolio manager), director of
		       high yield and senior vice president of Pioneer
                       (portfolio manager of the fund since 2001);
		       Tracy Wright, senior vice president of Pioneer
		       (portfolio manager of the fund since 2007)

-----------------------------
MANAGEMENT

The following replaces the corresponding information under the heading "Portfolio management" in the section entitled "Management":

Day-to-day management of the fund is the responsibility of Andrew Feltus (lead portfolio manager) and Tracy Wright. Mr. Feltus and Ms. Wright are supported by the fixed income team. Members of this team manage other Pioneer funds investing primarily in fixed income securities. The portfolio managers and the team also may draw upon the research and investment management expertise of the global research teams, which provide fundamental and quantitative research on companies and include members from one or more of Pioneer's affiliates. Mr. Feltus, director of high yield and a senior vice president, joined Pioneer in 1994 and has served as a portfolio manager of the fund since 2001. Ms. Wright, a senior vice president, joined Pioneer in 2004 as an analyst and has served as a portfolio manager of the fund since 2007.






                                                                   20690-01-0214
                                 (Copyright)2014 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

							        February 1, 2014


                            PIONEER GLOBAL HIGH YIELD FUND


SUPPLEMENT TO THE MARCH 1, 2013 SUMMARY PROSPECTUS, AS IN EFFECT AND AS
                       MAY BE AMENDED FROM TIME TO TIME


FUND SUMMARY

The following replaces the corresponding information under the heading "Management" in the section entitled "Fund Summary":


MANAGEMENT



PORTFOLIO MANAGEMENT   Andrew Feltus (lead portfolio manager), director of
		       high yield and senior vice president of Pioneer
                       (portfolio manager of the fund since 2001);
		       Tracy Wright, senior vice president of Pioneer
		       (portfolio manager of the fund since 2007)









                                                                   27486-00-0214
                                 (Copyright)2014 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC